Cover	12 Months Ended
Sep. 30, 2025
Cover [Abstract]
Entity Central Index Key	0001517767
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Carlyle Credit Income Fund
Document Period End Date	Sep. 30, 2025
Current Fiscal Year End Date	--09-30